Schedule of Concentration Risk of Total Fleet Gross Accounts Receivable (Detail) - Gross Accounts Receivable - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	12.00%	20.60%
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	16.60%	10.40%